FAIR VALUE MEASUREMENT - Fair value hierarchy for assets and liabilities (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)		¥ 160,406,301
Assets at fair value	¥ 0
Liabilities at fair value	¥ 0
Level 2
Fair value hierarchy for assets and liabilities measured at fair value on recurring basis
Short-term investments (Note 3)		¥ 160,406,301